Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (50,425)	$ (230,474)
Other comprehensive (loss) income:
Change in foreign currency translation	(1,116)	592
Other comprehensive (loss) income	(1,116)	592
Comprehensive loss	$ (51,541)	$ (229,882)